Schedule H, line 4i–Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule H, line 4i-Schedule of Assets (Held at End of Year) [Line Items]
SCHEDULE H, LINE 4I-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
VALERO ENERGY CORPORATION THRIFT PLAN
EIN: 74-1828067
Plan No. 002

Schedule H, line 4i–Schedule of Assets (Held at End of Year)
As of December 31, 2025

	Identity of Issue/Description of Investment	Current Value
	Common stock:
*	Valero Energy Corporation	$417,715,367
	Common/collective trusts:
	BlackRock LifePath Index 2030 Fund	56,936,708
	BlackRock LifePath Index 2035 Fund	86,863,677
	BlackRock LifePath Index 2040 Fund	87,863,625
	BlackRock LifePath Index 2045 Fund	84,149,740
	BlackRock LifePath Index 2050 Fund	81,066,500
	BlackRock LifePath Index 2055 Fund	64,219,375
	BlackRock LifePath Index 2060 Fund	49,911,177
	BlackRock LifePath Index 2065 Fund	21,022,285
	BlackRock LifePath Index Retirement Fund	50,795,035
	Putnam Large Cap Value Trust	7,961,744
	Putnam Stable Value Fund	125,050,280
	State Street S&P 500 Index Fund	403,246,349
	Victory Small Cap Value Collective Fund	53,810,453
	Total common/collective trusts	1,172,896,948
	Mutual funds:
	American Funds EUPAC Fund	203,593,412
	American Funds Growth Fund of America	263,050,496
	BlackRock Liquidity Funds FedFund Cash Reserve Shares	1,169,488
	Emerald Growth Institutional Fund	70,764,328
	Invesco Diversified Dividend Fund	89,981,283
	Victory Pioneer Bond Fund	100,196,730
	Vanguard Mid-Cap Index Fund Institutional Shares	160,609,327
	Vanguard PRIMECAP Fund Admiral Shares	253,454,998
	Total mutual funds	1,142,820,062
	Interest-bearing cash:
*	Retirement Bank Account	50,571,948
	Self-directed investments	1,085,385,510
*	Participant loans (interest rates range from 4.25% to 9.50%; maturity dates range from January 2026 to December 2040)	50,513,573
		$3,919,903,408
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*    Party-in-interest to the Plan.

See accompanying report of independent registered public accounting firm.